Transamerica High Yield Muni Investment Objectives and Goals - Retail Class [Member] - Transamerica High Yield Muni	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Transamerica High Yield Muni
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	Seeks to maximize total return through investment in medium- and lower-grade municipal securities that are exempt from federal income tax.